MDT Funds

                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000

                               November 30, 2006

EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
100 F Street, N. E.
Washington, DC  20549



     RE:  MDT FUNDS (the "Trust" or "Registrant")
             MDT/All Cap Core Fund
             MDT Tax Aware/All Cap Core Fund
             MDT Large Cap Growth Fund
             MDT Mid Cap Growth Fund
             MDT Small Cap Core Fund
             MDT Small Cap Growth Fund
             MDT Small Cap Value Fund
             MDT Balanced Fund
              (collectively the "Funds")
                    Class A Shares, Class C Shares and
                    Institutional Class
            1933 Act File No. 333-91856
            1940 Act File No. 811-21141


Dear Sir or Madam:

     Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Trust hereby certifies that the definitive forms of Prospectuses and Statement of Additional Information dated November 30, 2006, that would have been filed under Rule 497(c), do not differ from the forms of Prospectuses and Statement of Additional Information contained in the most recent Registration Statement for the Trust. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 10 on November 30, 2006.

     If you have any questions regarding this certification, please contact me at 617-234-2200.

                                                     Very truly yours,



                                                     /s/ John Sherman
                                                     John Sherman
                                                     Secretary